Public Offering (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 05, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Public Offering (Textual)
Underwriters option to purchase units	3,915,000		3,915,000
Warrants issued connection over-allotment units		3,915,000	3,915,000
Underwriter public shares aggregate purchase price, description		The Company, which provides for the purchase by that underwriter of public shares for an aggregate purchase price of $125 million through, other than as described below, open market purchases or privately negotiated transactions with one or more third parties. In lieu of purchasing an aggregate of $125 million of public shares in the open market or privately negotiated transactions, up to $75 million of such aggregate purchase price may instead be in the form of an investment in the Company’s equity securities on terms to be mutually agreed between that underwriter and the Company, to occur concurrently with the closing of Business Combination.	The Company, which provides for the purchase by that underwriter of public shares for an aggregate purchase price of $125 million through, other than as described below, open market purchases or privately negotiated transactions with one or more third parties. In lieu of purchasing an aggregate of $125 million of public shares in the open market or privately negotiated transactions, up to $75 million of such aggregate purchase price may instead be in the form of an investment in the Company's equity securities on terms to be mutually agreed between that underwriter and the Company, to occur concurrently with the closing of Business Combination.
Class A Common Stock [Member]
Public Offering (Textual)
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Warrants [Member]
Public Offering (Textual)
Common stock par value	$ 0.0001
Public Offering [Member]
Public Offering (Textual)
Sale of stock	30,015,000
Initial business combination, description		The Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the “newly issued price”), the exercise price of the Warrants and the Private Placement Warrants (as defined below) will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.
Underwriting discount, description		The Company paid an underwriting discount of 3.0% (or 0% in the case of Units sold to cover any over-allotments) of the per Unit price to the underwriters at the closing of the Public Offering ($7,830,000), with an additional fee (the “Deferred Discount”) of 3.0% (or 6.0% in the case of Units sold to cover any over-allotments) of the gross offering proceeds payable upon the consummation of the initial Business Combination ($10,179,000).
Description of public shares		See Note 1 regarding 211,561 shares of Class A common stock that were redeemed by stockholders in August 2020, reducing the number of public shares outstanding from the original 30,015,000 public shares sold as part of the Units in the Public Offering to a total of 29,803,439 public shares remain outstanding (including shares reflected as subject to redemption).
Public Offering [Member] | Warrants [Member]
Public Offering (Textual)
Initial business combination, description		Each Warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to December 31, 2020 (discussed in Note 1) to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Class A common stock to the holder upon exercise of a Warrant during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last reported sale price of the Company’s shares of Class A common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.	Each Warrant will become exercisable on the later of 30 days after the completion of the Company's initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of the Company's initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the 18-month period allotted to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Class A common stock to the holder upon exercise of a Warrant during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days' prior written notice of redemption, only in the event that the last reported sale price of the Company's shares of Class A common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.
Public Offering [Member] | Common Stock [Member]
Public Offering (Textual)
Sale of stock per share	$ 10.00